UNITED STATES
             SECURITIES AND EXCHANGE COMMISSION
                  Washington, D.C. 20549

                         FORM 13F

                     FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended September 30, 2010

Check here if amended: [ ]; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] add new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Summit Capital Management, LLC
Address:   600 University Street, Suite 2304
           Seattle, WA  98101

Form 13F File Number:  28-7018

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Lisa M. Burke
Title:     Chief Compliance Officer
Phone No.: 509-747-0409

Signature, Place, and Date of Signing:

Lisa M. Burke          Seattle, Washington            November 12, 2010

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                               Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      94

Form 13F Information Table Value Total:      $228,865,000


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADOBE SYSTEMS INC              EQUITY           00724f101      594    22700 SH       SOLE                    22700
ADPT CORP COM                  EQUITY           00101b103     3900  1321900 SH       SOLE                  1321900
ALCOA INC                      EQUITY           013817101      969    80000 SH       SOLE                    80000
ALLSTATE CORP                  EQUITY           020002101     1925    61000 SH       SOLE                    61000
AMERICAN SERVICE GROUP INC     EQUITY           02364L109      843    56685 SH       SOLE                    56685
AMGEN INC                      EQUITY           031162100    13162   238836 SH       SOLE                   238836
BANK OF AMERICA CORP           EQUITY           060505104     1443   110112 SH       SOLE                   110112
BARRICK GOLD CORP              EQUITY           067901108     5961   128775 SH       SOLE                   128775
BLUEPHOENIX SOLUTIONS SHS      EQUITY           M20157109      643   285987 SH       SOLE                   285987
BRONCO DRILLING COMPANY INC    EQUITY           112211107      397   100000 SH       SOLE                   100000
CHINAEDU CORP-ADR              EQUITY           16945L107      750   107622 SH       SOLE                   107622
CLICKSOFTWARE TECHNOLOGIES LTD EQUITY           M25082104       66    10000 SH       SOLE                    10000
COCA COLA ENTERPRISES, INC     EQUITY           19122t109      870    28076 SH       SOLE                    28076
COMCAST CORP NEW CL A SPL      EQUITY           20030n200      850    50000 SH       SOLE                    50000
COMMONWEALTH REIT              EQUITY           203233101     3466   135399 SH       SOLE                   135399
COSTCO WHOLESALE CORP          EQUITY           22160K105     4494    69680 SH       SOLE                    69680
CRAY INC.                      EQUITY           225223304      414    62700 SH       SOLE                    62700
DETREX CORP                    EQUITY           250685104     2403   696549 SH       SOLE                   696549
DRYSHIPS INC                   EQUITY           Y2109Q101      187    38833 SH       SOLE                    38833
DUOYUAN GLOBAL WATER INC-ADR   EQUITY           266043108     2609   200200 SH       SOLE                   200200
EMERITUS CORP                  EQUITY           291005106      545    31938 SH       SOLE                    31938
EXELON CORP                    EQUITY           30161n101     4243    99646 SH       SOLE                    99646
EXXON MOBIL CORP               EQUITY           30231G102     6420   103901 SH       SOLE                   103901
FIRST TR ISE REVERE NA COM     EQUITY           33734J102      821    50000 SH       SOLE                    50000
FOREST LABORATORIES INC        EQUITY           345838106     1454    47000 SH       SOLE                    47000
FRONTIER COMMUNICATIONS CORP   EQUITY           35906a108      242    29594 SH       SOLE                    29594
GENERAL ELECTRIC CO            EQUITY           369604103     4491   276393 SH       SOLE                   276393
GILEAD SCIENCES INC            EQUITY           375558103     3208    90100 SH       SOLE                    90100
GMX RES INC COM                EQUITY           38011M108      729   150000 SH       SOLE                   150000
GOLDCORP INC NEW-CL B          EQUITY           380956409     5749   132100 SH       SOLE                   132100
GOODRICH PETROLEUM CORP        EQUITY           382410405      848    58200 SH       SOLE                    58200
H & R BLOCK  INC               EQUITY           093671105     1165    90000 SH       SOLE                    90000
HARBIN ELECTRIC                EQUITY           41145w109     2057   115008 SH       SOLE                   115008
HECKMANN CORP COM              EQUITY           422680108      142    36500 SH       SOLE                    36500
HERCULES OFFSHORE INC COM      EQUITY           427093109     1190   449100 SH       SOLE                   449100
INTEL CORP                     EQUITY           458140100     1824    95000 SH       SOLE                    95000
INTERCLICK INC                 EQUITY           458483203       40    10000 SH       SOLE                    10000
JOHNSON & JOHNSON              EQUITY           478160104     2622    42310 SH       SOLE                    42310
KRAFT FOODS INC                EQUITY           50075N104     3153   102156 SH       SOLE                   102156
LABRANCHE & CO INC COM         EQUITY           505447102     2968   760984 SH       SOLE                   760984
LINCOLN NATIONAL CORP.         EQUITY           534187109      736    30777 SH       SOLE                    30777
MATRIX SERVICE CO              EQUITY           576853105      466    53200 SH       SOLE                    53200
MEMC ELECTRONICS MATERIALS INC EQUITY           552715104     1194   100200 SH       SOLE                   100200
MICROSOFT CORP                 EQUITY           594918104    20332   830209 SH       SOLE                   830209
MONSANTO CO NEW                EQUITY           61166W101     3649    76137 SH       SOLE                    76137
NEUTRAL TANDEM INC             EQUITY           64128B108      131    11000 SH       SOLE                    11000
NEXEN INC                      EQUITY           65334H102     2810   139798 SH       SOLE                   139798
NRG ENERGY INC                 EQUITY           629377508      550    26399 SH       SOLE                    26399
OMEROS CORP                    EQUITY           682143102      324    44464 SH       SOLE                    44464
PAN AMERICAN SILVER CORP       EQUITY           697900108     4619   156100 SH       SOLE                   156100
PEABODY ENERGY CORP            EQUITY           704549104     4923   100450 SH       SOLE                   100450
PENGROWTH ENERGY TRUST         EQUITY           706902509     2393   216370 SH       SOLE                   216370
PENN WEST ENERGY TR UNIT ISIN  EQUITY           707885109      776    38650 SH       SOLE                    38650
PEOPLE'S UNITED FINANCIAL, INC EQUITY           712704105     8170   624130 SH       SOLE                   624130
PETROHAWK ENERGY               EQUITY           716495106     3112   192825 SH       SOLE                   192825
PFIZER INC                     EQUITY           717081103     4135   240827 SH       SOLE                   240827
PLAZA BANK                     EQUITY           72819V101       93    54650 SH       SOLE                    54650
RANGE RESOURCES CORP           EQUITY           75281a109     2673    70100 SH       SOLE                    70100
REDWOOD TRUST INC              EQUITY           758075402      959    66300 SH       SOLE                    66300
SAFEWAY INC                    EQUITY           786514208     4761   225000 SH       SOLE                   225000
SEAGATE TECHNOLOGY             EQUITY           G7945M107      930    79000 SH       SOLE                    79000
SYMANTEC CORP                  EQUITY           871503108      224    14800 SH       SOLE                    14800
TELECOMMUNICATIONS SYS INC     EQUITY           87929j103      217    55500 SH       SOLE                    55500
TELULAR CORPORATION            EQUITY           87970t208      153    50000 SH       SOLE                    50000
ULTRA PETROLEUM CORP           EQUITY           903914109     4727   112600 SH       SOLE                   112600
UNITED ONLINE INC              EQUITY           911268100      100    17449 SH       SOLE                    17449
UNITED PARCEL SERVICE          EQUITY           911312106    13444   201583 SH       SOLE                   201583
US BANCORP NEW                 EQUITY           902973304      558    25800 SH       SOLE                    25800
USEC INC.                      EQUITY           90333e108     2427   467640 SH       SOLE                   467640
VERAMARK TECHNOLOGOES INC      EQUITY           923351100      616  1540890 SH       SOLE                  1540890
VIETNAM ENTERPRISE INVESTMENTS EQUITY           g9361h109     3705  1900000 SH       SOLE                  1900000
VOLT INFORMATION SCIENCES INC  EQUITY           928703107     2631   365462 SH       SOLE                   365462
WEATHERFORD INTL INC           EQUITY           H27013103     4331   253250 SH       SOLE                   253250
WENDYS ARBYS GROUP INC COM     EQUITY           950587105      679   150000 SH       SOLE                   150000
WESTERN LITHIUM CANADA CORP    EQUITY           958547101      159   150000 SH       SOLE                   150000
YAHOO INC                      EQUITY           984332106     1863   131500 SH       SOLE                   131500
YAMANA GOLD INC                EQUITY           98462Y100     5434   476625 SH       SOLE                   476625
BARCLAYS IPATH SP 500 VIX      ETF              06740c261     1752   101350 SH       SOLE                   101350
ZWEIG FUND                     ETF              989834106      980   301513 SH       SOLE                   301513
MORGAN STANLEY CHINA A SHARE   ETF              617468103     1380    50000 SH       SOLE                    50000
IPATH CRUDE OIL                ETF              06738C786     3869   169837 SH       SOLE                   169837
STREETTRACKS GOLD TRUST        ETF              78463V107     1279    10000 SH       SOLE                    10000
US NATURAL GAS FUND            ETF              912318102      373    60400 SH       SOLE                    60400
POWERSHARES US DOLLAR INDEX FU ETF              73936d107     4353   190595 SH       SOLE                   190595
AMERCO PFD SERIES A 8.5%       PFRD             023586209      879    34363 SH       SOLE                    34363
ANNALY CAP MGMT SER A 7.875%   PFRD             035710508      617    23944 SH       SOLE                    23944
COMMONWEALTH REIT 6.50% SER D  PFRD             203233408     6230   280400 SH       SOLE                   280400
MAGUIRE PROPERTIES PFD A 7.625 PFRD             553274200      514    48333 SH       SOLE                    48333
PUBLIC STORAGE PFD SER D 6.18% PFRD             74460D430      245     9900 SH       SOLE                     9900
PUBLIC STORAGE PFD SER E 6.75% PFRD             74460D398      210     8400 SH       SOLE                     8400
PUBLIC STORAGE PFD SER W 6.50% PFRD             74460d570     1899    76170 SH       SOLE                    76170
RED LION HOTELS CAPITAL TRUST  PFRD             75670L104      544    21215 SH       SOLE                    21215
WEINGARTEN RLTY 8.1% DUE 9/15/ PFRD             948741848     1996    85641 SH       SOLE                    85641
PROSHARES ULTRASHORT 20 YR US  ETF              74347R297     2882    92230 SH       SOLE                    92230